UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                                                     Bridgewater, NJ   08807

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                                                       New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (877) 435-8105

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 96.5%

China - 3.5%

Baidu Inc. - Sponsored ADR (Software & Services)*	57,700	$9,208,920

Ctrip.com International Ltd. - ADR (Retailing)*	229,900	10,039,733

Tencent Holdings Ltd. (Software & Services)†	444,100	10,670,581

		29,919,234

France - 4.4%

Air Liquide SA (Materials)	84,300	8,990,260

Dassault Systemes SA (Software & Services)†	119,100	9,827,071

Essilor International SA (Health Care Equipment & Services)†	73,100	9,351,542

L’Oreal SA (Household & Personal Products)†	48,300	9,184,011

		37,352,884

Germany - 0.7%

Linde AG (Materials)†	40,100	5,770,095

Hong Kong - 2.2%

AIA Group Ltd. (Insurance)†	3,054,500	18,982,510

Indonesia - 1.2%

Bank Central Asia Tbk PT (Banks)†	9,282,624	10,252,435

Italy - 1.8%

Luxottica Group SpA (Consumer Durables & Apparel)†	153,200	7,433,934

Tenaris SA - ADR (Energy)	297,850	7,958,552

		15,392,486

Japan - 12.1%

FANUC Corp. (Capital Goods)†	47,000	7,855,625

Kakaku.com Inc. (Software & Services)†	321,788	6,683,962

Keyence Corp. (Technology Hardware & Equipment)†	16,596	11,710,480

Kubota Corp. (Capital Goods)†	1,133,700	16,502,523

M3 Inc. (Health Care Equipment & Services)†	918,596	29,457,022

Makita Corp. (Capital Goods)†	172,300	12,075,256

MonotaRO Co., Ltd. (Capital Goods)†	338,000	9,797,567

Pigeon Corp. (Household & Personal Products)†	364,448	9,240,672

		103,323,107

	Shares	Value
COMMON STOCKS - 96.5% (continued)

Mexico - 0.9%

America Movil SAB de CV, Series L - Sponsored ADR (Telecommunication Services)	654,400	$7,545,232

Russia - 2.1%

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	139,100	5,334,326

Yandex NV, Class A (Software & Services)*	595,400	12,890,410

		18,224,736

South Africa - 1.8%

MTN Group Ltd. (Telecommunication Services)†	741,800	7,504,076

Sasol Ltd. (Energy)†	282,930	7,539,621

		15,043,697

Spain - 1.7%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	1,775,000	10,355,148

Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)†	201,200	4,406,751

		14,761,899

Sweden - 1.6%

Atlas Copco AB, Class A (Capital Goods)†	318,300	8,933,394

Elekta AB, Class B (Health Care Equipment & Services)†	590,411	4,697,963

		13,631,357

Switzerland - 5.3%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	71,700	13,513,554

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	167,100	13,406,433

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	39,000	9,957,263

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	64,700	8,863,170

		45,740,420

Turkey - 0.7%

Turkiye Garanti Bankasi AS - ADR (Banks)	2,580,200	6,089,272

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 96.5% (continued)

United Kingdom - 4.9%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	597,404	$6,047,826

ARM Holdings plc - Sponsored ADR (Semiconductors & Semiconductor Equipment)	158,800	10,537,968

Rotork plc (Capital Goods)†	2,235,611	6,437,357

Shire plc (Pharmaceuticals, Biotechnology & Life Sciences)†	107,700	6,963,375

WPP plc (Media)†	541,500	12,161,433

		42,147,959

United States - 51.6%

3M Co. (Capital Goods)	70,800	12,627,888

Abbott Laboratories (Health Care Equipment & Services)	196,500	8,793,375

AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	169,400	11,219,362

Alphabet Inc., Class A (Software & Services)*	42,250	33,434,115

Amazon.com Inc. (Retailing)*	25,575	19,406,566

AmerisourceBergen Corp. (Health Care Equipment & Services)	93,600	7,973,784

Cognex Corp. (Technology Hardware & Equipment)	226,500	10,231,005

Colgate-Palmolive Co. (Household & Personal Products)	200,500	14,923,215

Exxon Mobil Corp. (Energy)	130,100	11,572,395

F5 Networks Inc. (Technology Hardware & Equipment)*	139,600	17,229,432

Facebook Inc., Class A (Software & Services)*	106,000	13,137,640

First Republic Bank (Banks)	272,100	19,501,407

IPG Photonics Corp. (Technology Hardware & Equipment)*	124,200	10,468,818

Lazard Ltd., Class A (Diversified Financials)	292,700	10,461,098

MasterCard Inc., Class A (Software & Services)	104,100	9,914,484

Microsoft Corp. (Software & Services)	115,900	6,569,212

Monsanto Co. (Materials)	80,300	8,573,631

NIKE Inc., Class B (Consumer Durables & Apparel)	500,600	27,783,300

	Shares	Value
COMMON STOCKS - 96.5% (continued)

United States - 51.6% (continued)

PayPal Holdings Inc. (Software & Services)*	411,100	$15,309,364

Priceline Group Inc. (Retailing)*	14,815	20,012,250

Red Hat Inc. (Software & Services)*	110,200	8,296,958

Regeneron Pharmaceuticals Inc (Pharmaceuticals, Biotechnology & Life Sciences)*	24,100	10,245,392

Roper Technologies Inc. (Capital Goods)	122,500	20,869,100

salesforce.com Inc. (Software & Services)*	123,400	10,094,120

Schlumberger Ltd. (Energy)	336,900	27,127,188

Signature Bank (Banks)*	75,000	9,018,000

SVB Financial Group (Banks)*	209,700	21,058,074

Verisk Analytics Inc. (Commercial & Professional Services)*	242,600	20,688,928

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	74,000	11,760,820

Wells Fargo & Co. (Banks)	284,000	13,623,480

		441,924,401
Total Common Stocks (Cost $633,008,997)		$826,101,724

PREFERRED STOCKS - 2.2%

Brazil - 1.1%

Itau Unibanco Holding SA - Sponsored ADR (Banks)	887,800	9,277,510

Spain - 1.1%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	552,100	9,352,574
Total Preferred Stocks (Cost $16,184,189)		$18,630,084

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
SHORT TERM INVESTMENTS - 2.1%

Northern Institutional Funds - Prime Obligations Portfolio, 0.41% (Money Market Fund)	18,482,811	$18,482,811

Total Short Term Investments (Cost $18,482,811)		$18,482,811

Total Investments — 100.8%
(Cost $667,675,997)		$863,214,619

Liabilities Less Other Assets - (0.8)%		(6,988,604)
Net Assets — 100.0%		$856,226,015

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Banks	11.6%

Capital Goods	11.1

Commercial & Professional Services	2.4

Consumer Durables & Apparel	4.1

Diversified Financials	1.2

Energy	6.3

Food & Staples Retailing	0.6

Food, Beverage & Tobacco	1.6

Health Care Equipment & Services	8.1

Household & Personal Products	3.9

Insurance	2.2

Materials	2.7

Media	1.4

Money Market Fund	2.1

Pharmaceuticals, Biotechnology & Life Sciences	9.8

Retailing	5.8

Semiconductors & Semiconductor Equipment	1.2

Software & Services	17.1

Technology Hardware & Equipment	5.8

Telecommunication Services	1.8

Total Investments	100.8

Liabilities Less Other Assets	(0.8)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 94.5%

Australia - 1.6%

CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,123,700	$100,932,548

Belgium - 2.0%

Anheuser-Busch InBev SA/NV - Sponsored ADR (Food, Beverage & Tobacco)	969,800	125,530,912

Canada - 2.1%

Canadian National Railway Co. (Transportation)	1,986,600	125,572,986

China - 2.2%

Baidu Inc. - Sponsored ADR (Software & Services)*	861,800	137,543,280

Denmark - 1.0%

Coloplast A/S, Class B (Health Care Equipment & Services)†	771,700	60,520,465

Finland - 1.0%

Kone OYJ, Class B (Capital Goods)†	1,230,820	62,294,376

France - 9.9%

Air Liquide SA (Materials)	1,299,980	138,637,694

Dassault Systemes SA (Software & Services)†	3,029,518	249,968,843

L’Oreal SA (Household & Personal Products)†	832,500	158,295,849

LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)†	355,200	60,850,217

		607,752,603

Germany - 13.1%

Allianz SE, Reg S (Insurance)†	1,013,900	145,210,114

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	1,348,901	145,143,480

Bayerische Motoren Werke AG (Automobiles & Components)†	1,191,000	102,594,183

Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)†	1,124,800	102,797,160

FUCHS PETROLUB SE (Materials)†	448,740	17,259,486

Linde AG (Materials)†	510,210	73,415,466

SAP SE - Sponsored ADR (Software & Services)	1,570,180	137,218,030

	Shares	Value
COMMON STOCKS - 94.5% (continued)

Germany - 13.1% (continued)

Symrise AG (Materials)†	1,158,800	$81,555,912

		805,193,831

Hong Kong - 3.7%

AIA Group Ltd. (Insurance)†	36,932,700	229,522,126

Italy - 1.0%

Tenaris SA - ADR (Energy)	2,250,900	60,144,048

Japan - 15.8%

FANUC Corp. (Capital Goods)†	1,019,400	170,383,492

JGC Corp. (Capital Goods)†	3,779,000	55,121,016

Keyence Corp. (Technology Hardware & Equipment)†	150,281	106,041,372

Kubota Corp. (Capital Goods)†	4,441,100	64,646,162

M3 Inc. (Health Care Equipment & Services)†	3,476,400	111,479,247

MISUMI Group Inc. (Capital Goods)†	6,650,700	122,078,768

Mitsubishi Estate Co., Ltd. (Real Estate)†	2,879,000	53,566,204

MonotaRO Co., Ltd. (Capital Goods)†	2,267,600	65,730,663

Park24 Co., Ltd. (Commercial & Professional Services)†	2,540,600	86,163,132

Sysmex Corp. (Health Care Equipment & Services)†	1,945,000	134,849,885

		970,059,941

Mexico - 0.9%

Grupo Televisa SAB - Sponsored ADR (Media)	2,051,100	54,497,727

Singapore - 1.7%

DBS Group Holdings Ltd. (Banks)†	9,058,383	104,644,782

South Africa - 4.1%

MTN Group Ltd. (Telecommunication Services)†	5,208,000	52,684,316

Naspers Ltd., Class N (Media)†	920,500	144,664,839

Sasol Ltd. (Energy)†	2,025,300	53,970,930

		251,320,085

South Korea - 2.6%

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	230,400	158,115,664

Spain - 1.2%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	8,432,700	49,195,411

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 94.5% (continued)

Spain - 1.2% (continued)

Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)†	1,235,600	$27,062,533

		76,257,944

Sweden - 2.5%

Alfa Laval AB (Capital Goods)†	3,901,900	61,474,873

Atlas Copco AB, Class A (Capital Goods)†	3,213,100	90,178,724

		151,653,597

Switzerland - 8.6%

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	3,070,800	246,370,284

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	841,200	214,770,501

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	493,200	67,562,831

		528,703,616

Taiwan - 1.8%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,837,125	58,510,713

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	1,877,200	52,148,616

		110,659,329

Turkey - 0.9%

Turkiye Garanti Bankasi AS - ADR (Banks)	22,162,600	52,303,736

United Kingdom - 12.5%

ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	10,881,000	240,858,024

BBA Aviation plc (Transportation)†	10,062,600	31,688,030

Royal Dutch Shell plc, Class B (Energy)†	7,296,416	194,195,583

Unilever plc (Household & Personal Products)†	2,224,200	103,997,226

WPP plc (Media)†	8,742,000	196,334,723

		767,073,586

	Shares	Value
COMMON STOCKS - 94.5% (continued)

United States - 4.3%

Bunge Ltd. (Food, Beverage & Tobacco)	1,780,560	$117,232,070

Schlumberger Ltd. (Energy)	1,780,600	143,373,912

		260,605,982
Total Common Stocks (Cost $4,816,655,931)		$5,800,903,164

PREFERRED STOCKS - 4.0%

Brazil - 1.5%

Itau Unibanco Holding SA - Sponsored ADR (Banks)	8,640,564	90,293,894

Germany - 0.7%

FUCHS PETROLUB SE (Materials)†	976,300	41,210,455

South Korea - 1.4%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	150,900	85,082,323

Spain - 0.4%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,644,000	27,849,360

Total Preferred Stocks (Cost $197,903,579)		$244,436,032

SHORT TERM INVESTMENTS - 2.0%

Northern Institutional Funds - Prime Obligations Portfolio, 0.41% (Money Market Fund)	126,283,855	126,283,855

Total Short Term Investments (Cost $126,283,855)		$126,283,855

Total Investments — 100.5%
(Cost $5,140,843,365)		$6,171,623,051

Liabilities Less Other Assets - (0.5)%		(32,693,581)
Net Assets — 100.0%		$6,138,929,470

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

Industry	Percentage of Net Assets

Automobiles & Components	1.7%

Banks	4.8

Capital Goods	11.3

Commercial & Professional Services	1.4

Consumer Durables & Apparel	1.0

Energy	7.3

Food, Beverage & Tobacco	8.0

Health Care Equipment & Services	7.8

Household & Personal Products	4.3

Insurance	6.1

Materials	5.7

Media	6.4

Money Market Fund	2.0

Pharmaceuticals, Biotechnology & Life Sciences	8.4

Real Estate	0.9

Semiconductors & Semiconductor Equipment	5.7

Software & Services	8.5

Technology Hardware & Equipment	5.7

Telecommunication Services	0.9

Transportation	2.6

Total Investments	100.5

Liabilities Less Other Assets	(0.5)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 93.8%

Argentina - 0.5%

Banco Macro SA - ADR (Banks)	240	$18,031

Grupo Financiero Galicia SA - ADR (Banks)	530	15,731

		33,762

Brazil - 0.3%

CETIP SA - Mercados Organizados (Diversified Financials)	1,600	21,352

Canada - 1.7%

Cenovus Energy Inc. (Energy)	2,500	35,787

Encana Corp. (Energy)	5,150	41,457

Imperial Oil Ltd. (Energy)	1,270	38,976

		116,220

China - 4.4%

51job Inc. - ADR (Commercial & Professional Services)*	530	16,865

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	18,600	41,507

China Merchants Holdings International Co., Ltd. (Transportation)†	5,000	14,705

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	1,060	65,815

CNOOC Ltd. - Sponsored ADR (Energy)	150	18,059

Ctrip.com International Ltd. - ADR (Retailing)*	310	13,538

ENN Energy Holdings Ltd. (Utilities)†	3,100	14,722

Haitian International Holdings Ltd. (Capital Goods)†	10,400	17,439

JD.com Inc. - ADR (Retailing)*	490	10,608

Qinqin Foodstuffs Group Cayman Co., Ltd. (Food, Beverage & Tobacco)*	314	116

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,770	14,622

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	68,000	45,516

Tencent Holdings Ltd. (Software & Services)†	800	19,222

	Shares	Value
COMMON STOCKS - 93.8% (continued)

China - 4.4% (continued)

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	11,150	$9,673

		302,407

Colombia - 1.1%

Cementos Argos SA - Sponsored ADR (Materials)#†	1,130	21,238

Cemex Latam Holdings SA (Materials)*	5,430	21,932

Ecopetrol SA - Sponsored ADR (Energy)*	1,800	15,390

Grupo Nutresa SA (Food, Beverage & Tobacco)	2,430	19,963

		78,523

Denmark - 1.7%

Chr Hansen Holding A/S (Materials)†	610	38,365

Coloplast A/S, Class B (Health Care Equipment & Services)†	470	36,860

Novozymes A/S, Class B (Materials)†	900	44,224

		119,449

France - 1.3%

Air Liquide SA (Materials)	520	55,456

Dassault Systemes SA (Software & Services)†	450	37,130

		92,586

Germany - 8.9%

adidas AG (Consumer Durables & Apparel)†	510	83,673

Allianz SE, Reg S (Insurance)†	340	48,695

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	610	65,637

Bayerische Motoren Werke AG (Automobiles & Components)†	700	60,299

Fresenius SE & Co. KGaA (Health Care Equipment & Services)†	810	60,488

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	390	33,437

Henkel AG & Co. KGaA (Household & Personal Products)†	650	70,564

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 93.8% (continued)

Germany - 8.9% (continued)

Linde AG (Materials)†	420	$60,435

SAP SE - Sponsored ADR (Software & Services)	780	68,164

Symrise AG (Materials)†	910	64,045

		615,437

Hong Kong - 3.2%

AIA Group Ltd. (Insurance)†	10,400	64,632

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	4,100	30,522

Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)†	2,400	59,255

Sands China Ltd. (Consumer Services)†	16,800	64,355

		218,764

Hungary - 0.5%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,670	35,297

India - 3.1%

Ambuja Cements Ltd. (Materials)†	5,280	21,376

Axis Bank Ltd. (Banks)†	2,460	20,097

Bharti Airtel Ltd. (Telecommunication Services)†	3,300	17,892

Bharti Infratel Ltd. (Telecommunication Services)†	2,620	15,446

Emami Ltd. (Household & Personal Products)†	1,010	17,205

Godrej Consumer Products Ltd. (Household & Personal Products)†	780	18,524

GRUH Finance Ltd. (Banks)†	3,950	17,350

Hero MotoCorp Ltd. (Automobiles & Components)†	400	19,099

Housing Development Finance Corp., Ltd. (Banks)†	850	17,467

ITC Ltd. (Food, Beverage & Tobacco)†	4,740	17,839

Maruti Suzuki India Ltd. (Automobiles & Components)†	280	19,870

Tata Consultancy Services Ltd. (Software & Services)†	410	16,050

		218,215

	Shares	Value
COMMON STOCKS - 93.8% (continued)

Indonesia - 0.8%

Bank Central Asia Tbk PT (Banks)†	15,500	$17,119

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	20,000	17,581

Kalbe Farma Tbk PT (Pharmaceuticals, Biotechnology & Life Sciences)†	173,800	22,249

		56,949

Ireland - 1.0%

Ryanair Holdings PLC - Sponsored ADR (Transportation)	970	68,647

Italy - 1.0%

Tenaris SA - ADR (Energy)	2,540	67,869

Japan - 23.4%

ABC-Mart Inc. (Retailing)†	1,140	73,142

Daito Trust Construction Co., Ltd. (Real Estate)†	400	67,326

Dentsu Inc. (Media)†	1,220	58,195

Fast Retailing Co., Ltd. (Retailing)†	230	73,764

Hakuhodo DY Holdings Inc. (Media)†	5,590	65,257

Kakaku.com Inc. (Software & Services)†	1,900	39,466

Keyence Corp. (Technology Hardware & Equipment)†	100	70,562

Komatsu Ltd. (Capital Goods)†	3,890	75,518

Kubota Corp. (Capital Goods)†	4,800	69,870

Lawson Inc. (Food & Staples Retailing)†	780	60,503

M3 Inc. (Health Care Equipment & Services)†	1,200	38,481

Makita Corp. (Capital Goods)†	1,100	77,091

MISUMI Group Inc. (Capital Goods)†	2,300	42,218

Mitsubishi Estate Co., Ltd. (Real Estate)†	3,000	55,817

MonotaRO Co., Ltd. (Capital Goods)†	1,400	40,582

NGK Insulators Ltd. (Capital Goods)†	2,750	65,603

Nidec Corp. (Capital Goods)†	820	74,477

Nomura Research Institute Ltd. (Software & Services)†	1,620	57,156

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 93.8% (continued)

Japan - 23.4% (continued)

Park24 Co., Ltd. (Commercial & Professional Services)†	1,400	$47,480

Pigeon Corp. (Household & Personal Products)†	1,300	32,962

Rinnai Corp. (Consumer Durables & Apparel)†	710	69,603

Shimano Inc. (Consumer Durables & Apparel)†	500	78,377

SMC Corp. (Capital Goods)†	235	61,504

Stanley Electric Co., Ltd. (Automobiles & Components)†	1,400	33,987

Start Today Co., Ltd. (Retailing)†	1,000	48,056

Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	570	28,536

Suruga Bank Ltd. (Banks)†	3,170	72,254

Sysmex Corp. (Health Care Equipment & Services)†	600	41,599

		1,619,386

Mexico - 1.2%

America Movil SAB de CV, Series L - Sponsored ADR (Telecommunication Services)	2,050	23,636

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	210	16,502

Grupo Financiero Banorte SAB de CV, Series O (Banks)	2,900	15,883

Grupo Televisa SAB - Sponsored ADR (Media)	560	14,879

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	6,500	14,855

		85,755

Netherlands - 2.0%

ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	720	78,926

Koninklijke Vopak NV (Energy)†	1,140	58,570

		137,496

Peru - 1.3%

Alicorp SAA (Food, Beverage & Tobacco)†	17,290	38,766

Credicorp Ltd. (Banks)	150	24,050

Union Andina de Cementos SAA (Materials)†	30,260	25,206

		88,022

	Shares	Value
COMMON STOCKS - 93.8% (continued)

Philippines - 1.6%

Bank of the Philippine Islands (Banks)†	8,800	$17,933

Jollibee Foods Corp. (Consumer Services)†	10,350	56,040

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	9,110	16,641

Universal Robina Corp. (Food, Beverage & Tobacco)†	4,090	17,370

		107,984

Qatar - 1.0%

Qatar National Bank SAQ (Banks)†	1,656	69,592

Russia - 1.9%

Lukoil PJSC - Sponsored ADR (Energy)	440	19,122

Magnit PJSC - Sponsored GDR, Reg S (Food & Staples Retailing)†	410	15,723

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	12,020	20,609

Novatek OJSC - Sponsored GDR, Reg S (Energy)†	180	18,064

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	2,550	22,167

Yandex NV, Class A (Software & Services)*	1,540	33,341

		129,026

Singapore - 0.9%

DBS Group Holdings Ltd. (Banks)†	5,250	60,649

South Africa - 2.3%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	820	22,170

Discovery Ltd. (Insurance)†	1,990	17,900

Life Healthcare Group Holdings Ltd. (Health Care Equipment & Services)†	7,219	19,640

Massmart Holdings Ltd. (Food & Staples Retailing)†	2,160	22,545

MTN Group Ltd. (Telecommunication Services)†	1,790	18,108

Naspers Ltd., Class N (Media)†	115	18,073

Sasol Ltd. (Energy)†	610	16,255

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 93.8% (continued)

South Africa - 2.3% (continued)

Standard Bank Group Ltd. (Banks)†	2,140	$21,387

		156,078

South Korea - 0.5%

Hankook Tire Co., Ltd. (Automobiles & Components)†	390	18,888

NAVER Corp. (Software & Services)†	28	17,758

		36,646

Spain - 2.3%

Amadeus IT Holding SA, Class A (Software & Services)†	1,420	66,603

Banco Bilbao Vizcaya Argentaria SA (Banks)†	4,883	28,487

Banco Santander SA (Banks)†	7,150	30,169

Bankinter SA (Banks)†	4,970	34,623

		159,882

Sweden - 2.8%

Alfa Laval AB (Capital Goods)†	3,510	55,300

Elekta AB, Class B (Health Care Equipment & Services)†	3,520	28,009

Skandinaviska Enskilda Banken AB, Class A (Banks)†	6,230	54,609

Svenska Handelsbanken AB, Class A (Banks)†	4,570	54,976

		192,894

Switzerland - 7.3%

Cie Financiere Richemont SA (Consumer Durables & Apparel)†	970	58,929

Givaudan SA, Reg S (Materials)†	33	67,808

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	390	73,505

Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	830	66,591

Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	890	74,101

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	220	56,169

SGS SA, Reg S (Commercial & Professional Services)†	32	70,774

	Shares	Value
COMMON STOCKS - 93.8% (continued)

Switzerland - 7.3% (continued)

Temenos Group AG, Reg S (Software & Services)*†	590	$36,464

		504,341

Taiwan - 2.1%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	2,000	15,638

Delta Electronics Inc. (Technology Hardware & Equipment)†	3,000	15,762

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	230	24,707

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	16,000	86,385

		142,492

Thailand - 0.3%

Siam Commercial Bank pcl, Reg S (Banks)†	4,400	20,023

Turkey - 0.9%

Anadolu Hayat Emeklilik AS (Insurance)†	17,273	29,091

BIM Birlesik Magazalar AS (Food & Staples Retailing)†	980	18,135

Turkiye Garanti Bankasi AS - ADR (Banks)	6,470	15,269

		62,495

United Arab Emirates - 0.9%

Agthia Group PJSC (Food, Beverage & Tobacco)†	15,210	32,107

DP World Ltd. (Transportation)†	820	13,938

Emaar Properties PJSC (Real Estate)†	10,490	19,589

		65,634

United Kingdom - 11.6%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	3,320	33,610

Aberdeen Asset Management plc (Diversified Financials)†	15,040	63,381

ARM Holdings plc (Semiconductors & Semiconductor Equipment)†	3,190	70,613

BBA Aviation plc (Transportation)†	11,810	37,191

BGEO Group plc (Banks)†	1,080	39,002

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 93.8% (continued)

United Kingdom - 11.6% (continued)

Burberry Group plc (Consumer Durables & Apparel)†	3,350	$58,475

Halma plc (Technology Hardware & Equipment)†	3,120	43,276

Hikma Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,990	69,277

HSBC Holdings plc - Sponsored ADR (Banks)	1,890	61,898

Jardine Lloyd Thompson Group plc (Insurance)†	2,260	29,295

Rathbone Brothers plc (Diversified Financials)†	900	21,530

Rotork plc (Capital Goods)†	11,711	33,721

Smith & Nephew plc (Health Care Equipment & Services)†	3,810	62,665

St James’s Place plc (Insurance)†	4,350	53,243

Unilever plc (Household & Personal Products)†	1,440	67,330

WPP plc (Media)†	2,660	59,740

		804,247
Total Common Stocks (Cost $6,010,971)		$6,488,119

PREFERRED STOCKS - 3.5%

Brazil - 0.7%

Banco Bradesco SA - ADR (Banks)*	3,168	27,562

Itau Unibanco Holding SA - Sponsored ADR (Banks)	2,100	21,945

		49,507

Germany - 0.9%

FUCHS PETROLUB SE (Materials)†	1,570	66,271

	Shares	Value
PREFERRED STOCKS - 3.5% (continued)

South Korea - 0.9%

Amorepacific Corp. (Household & Personal Products)†	80	$16,067

LG Household & Health Care Ltd. (Household & Personal Products)†	34	17,721

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	48	27,064

		60,852

Spain - 1.0%

Grifols SA - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	4,000	67,760

Total Preferred Stocks (Cost $223,984)		$244,390

SHORT TERM INVESTMENTS - 2.5%

Northern Institutional Funds - Prime Obligations Portfolio, 0.41% (Money Market Fund)	171,817	171,817
Total Short Term Investments (Cost $171,817)		$171,817

Total Investments — 99.8%
(Cost $6,406,772)		$6,904,326

Other Assets Less Liabilities - 0.2%		10,708
Net Assets — 100.0%		$6,915,034

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	2.2%

Banks	11.8

Capital Goods	8.9

Commercial & Professional Services	1.9

Consumer Durables & Apparel	5.9

Consumer Services	1.7

Diversified Financials	2.7

Energy	4.8

Food & Staples Retailing	2.6

Food, Beverage & Tobacco	3.2

Health Care Equipment & Services	4.2

Household & Personal Products	3.5

Insurance	3.5

Materials	7.0

Media	3.1

Money Market Fund	2.5

Pharmaceuticals, Biotechnology & Life Sciences	8.6

Real Estate	2.1

Retailing	3.2

Semiconductors & Semiconductor Equipment	3.8

Software & Services	5.7

Technology Hardware & Equipment	2.8

Telecommunication Services	2.0

Transportation	1.9

Utilities	0.2

Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 88.6%

Australia - 1.3%

SAI Global Ltd. (Commercial & Professional Services)†	249,965	$676,959

TPG Telecom Ltd. (Telecommunication Services)†	54,041	527,531

		1,204,490

Austria - 1.8%

Semperit AG Holding (Capital Goods)†	52,540	1,701,910

Bangladesh - 2.3%

BRAC Bank Ltd. (Banks)†	1,716,553	1,345,001

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	259,700	885,269

		2,230,270

Brazil - 3.2%

CETIP SA - Mercados Organizados (Diversified Financials)	162,027	2,162,259

Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA (Commercial & Professional Services)	102,200	925,423

		3,087,682

China - 4.3%

Haitian International Holdings Ltd. (Capital Goods)†	511,000	856,851

PAX Global Technology Ltd. (Technology Hardware & Equipment)†	1,724,000	1,423,763

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	99,000	522,596

Wasion Group Holdings Ltd. (Technology Hardware & Equipment)†	2,342,000	1,329,068

		4,132,278

Colombia - 0.4%

Cemex Latam Holdings SA (Materials)*	102,000	411,987

Denmark - 0.5%

Chr Hansen Holding A/S (Materials)†	7,350	462,273

	Shares	Value
COMMON STOCKS - 88.6% (continued)

Finland - 2.6%

Vaisala OYJ, Class A (Technology Hardware & Equipment)†	68,480	$2,480,933

France - 6.3%

Alten SA (Software & Services)†	37,120	2,572,115

IPSOS (Media)†	36,800	1,212,099

LISI (Capital Goods)†	54,500	1,480,474

Rubis SCA (Utilities)†	9,024	728,171

		5,992,859

Germany - 11.3%

Bechtle AG (Software & Services)†	28,500	3,294,993

Bertrandt AG (Commercial & Professional Services)†	11,280	1,232,597

Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	54,630	2,039,775

Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)†	19,050	1,633,272

KWS Saat SE (Food, Beverage & Tobacco)†	3,770	1,202,916

Pfeiffer Vacuum Technology AG (Capital Goods)†	9,800	1,013,322

Rational AG (Capital Goods)†	850	411,172

		10,828,047

Hong Kong - 2.3%

Pico Far East Holdings Ltd. (Media)†	2,575,000	796,942

Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)†	742,900	1,408,106

		2,205,048

Indonesia - 0.4%

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	880,500	383,025

Italy - 3.2%

Danieli & C Officine Meccaniche SpA (RSP) (Capital Goods)†	53,100	786,124

DiaSorin SpA (Health Care Equipment & Services)†	6,400	402,784

Reply SpA (Software & Services)†	13,400	1,916,157

		3,105,065

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 88.6% (continued)

Japan - 13.8%

ABC-Mart Inc. (Retailing)†	6,900	$442,702

Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	22,300	1,227,802

BML Inc. (Health Care Equipment & Services)†	36,800	1,764,953

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	3,800	796,241

Hiday Hidaka Corp. (Consumer Services)†	93,808	2,329,951

Infomart Corp. (Software & Services)†	139,100	1,496,355

MISUMI Group Inc. (Capital Goods)†	46,100	846,201

MonotaRO Co., Ltd. (Capital Goods)†	15,700	455,094

Nakanishi Inc. (Health Care Equipment & Services)†	36,300	1,252,952

Park24 Co., Ltd. (Commercial & Professional Services)†	27,900	946,214

Pigeon Corp. (Household & Personal Products)†	25,000	633,882

Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	24,000	415,456

Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	13,300	665,851

		13,273,654

Kenya - 2.7%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	380,600	1,083,590

Equity Group Holdings Ltd. (Banks)†	3,934,000	1,474,584

		2,558,174

Malaysia - 1.0%

Coastal Contracts Bhd. (Capital Goods)†	1,362,866	505,557

Dialog Group Bhd. (Capital Goods)†	1,290,340	481,279

		986,836

Mexico - 0.9%

Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	390,738	810,026

Netherlands - 3.4%

Arcadis NV (Capital Goods)†	45,885	613,706

	Shares	Value
COMMON STOCKS - 88.6% (continued)

Netherlands - 3.4% (continued)

ASM International NV (Semiconductors & Semiconductor Equipment)†	25,340	$987,184

Brunel International NV (Commercial & Professional Services)†	81,697	1,673,465

		3,274,355

Norway - 1.6%

Tomra Systems ASA (Commercial & Professional Services)†	142,700	1,563,400

Peru - 0.6%

Alicorp SAA (Food, Beverage & Tobacco)†	229,800	515,238

Singapore - 0.7%

Super Group Ltd. (Food, Beverage & Tobacco)†	1,126,000	673,819

South Africa - 1.2%

Clicks Group Ltd. (Food & Staples Retailing)†	132,510	1,184,883

South Korea - 0.4%

Cheil Worldwide Inc. (Media)†	22,670	364,416

Switzerland - 4.1%

Bossard Holding AG, Class A, Reg S (Capital Goods)*†	15,200	1,850,458

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	1,780	1,574,803

Temenos Group AG, Reg S (Software & Services)*†	8,520	526,562

		3,951,823

Taiwan - 1.5%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	73,383	573,777

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	650,700	888,744

		1,462,521

Tanzania - 0.8%

Tanzania Breweries Ltd. (Food, Beverage & Tobacco)	126,600	795,953

Turkey - 1.3%

Anadolu Hayat Emeklilik AS (Insurance)†	761,106	1,281,814

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 88.6% (continued)

Ukraine - 1.3%

Kernel Holding SA (Food, Beverage & Tobacco)†	79,000	$1,252,808

United Kingdom - 12.8%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	182,427	1,846,802

BGEO Group plc (Banks)†	37,120	1,340,499

Britvic plc (Food, Beverage & Tobacco)†	83,631	691,011

Dignity plc (Consumer Services)†	24,800	885,302

EMIS Group plc (Health Care Equipment & Services)†	60,000	814,197

Grafton Group plc (Capital Goods)†	116,940	863,376

Jardine Lloyd Thompson Group plc (Insurance)†	39,558	512,761

Rathbone Brothers plc (Diversified Financials)†	60,370	1,444,169

Rotork plc (Capital Goods)†	187,100	538,747

RPC Group plc (Materials)†	56,530	644,814

RPS Group plc (Commercial & Professional Services)†	529,160	1,315,678

Senior plc (Capital Goods)†	523,940	1,419,190

		12,316,546

United States - 0.6%

PriceSmart Inc. (Food & Staples Retailing)	6,620	515,566
Total Common Stocks (Cost $72,569,582)		$85,007,699

PARTICIPATION NOTES - 5.5%

India - 4.7%

GRUH Finance Ltd., Issued by HSBC Bank plc, Maturity date 9/28/17 (Banks)^†	457,400	2,009,042

Max Financial Services Ltd., Issued by HSBC Bank plc, Maturity date 8/18/17 (Insurance)^†	292,900	2,541,199

		4,550,241

	Shares	Value
PARTICIPATION NOTES - 5.5% (continued)

Saudi Arabia - 0.8%

Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity Date 1/14/19 (Consumer Services)^†	41,000	$742,642
Total Participation Notes (Cost $4,722,575)		$5,292,883

SHORT TERM INVESTMENTS - 4.6%

Northern Institutional Funds - Prime Obligations Portfolio, 0.41% (Money Market Fund)	4,433,634	$4,433,634
Total Short Term Investments (Cost $4,433,634)		$4,433,634

Total Investments — 98.7%
(Cost $81,725,791)		$94,734,216

Other Assets Less Liabilities - 1.3%		1,295,339
Net Assets — 100.0%		$96,029,555

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.5% of net assets as of July 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

Industry	Percentage of Net Assets

Banks	6.4%

Capital Goods	14.4

Commercial & Professional Services	8.7

Consumer Durables & Apparel	0.5

Consumer Services	4.1

Diversified Financials	3.8

Food & Staples Retailing	3.3

Food, Beverage & Tobacco	10.1

Health Care Equipment & Services	6.5

Household & Personal Products	0.7

Insurance	4.5

Materials	1.6

Media	2.5

Money Market Fund	4.6

Pharmaceuticals, Biotechnology & Life Sciences	5.0

Retailing	0.5

Semiconductors & Semiconductor Equipment	1.9

Software & Services	10.2

Technology Hardware & Equipment	7.7

Telecommunication Services	0.9

Utilities	0.8

Total Investments	98.7

Other Assets Less Liabilities	1.3
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 88.7%

Brazil - 3.3%

Ambev SA - ADR (Food,

Beverage & Tobacco)	6,599,500	$38,145,110

BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)*	4,865,500	28,646,186

Cielo SA (Software & Services)	3,018,640	34,213,860

		101,005,156

Chile - 1.0%

Banco Santander Chile - ADR (Banks)	1,439,500	29,610,515

China - 16.6%

51job Inc. - ADR (Commercial & Professional Services)*	1,221,800	38,877,676

Baidu Inc. - Sponsored ADR (Software & Services)*	155,600	24,833,760

China Merchants Holdings International Co., Ltd. (Transportation)†	13,392,243	39,385,290

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	1,007,300	62,543,257

CNOOC Ltd. - Sponsored ADR (Energy)	516,483	62,179,388

Ctrip.com International Ltd. - ADR (Retailing)*	1,070,800	46,761,836

ENN Energy Holdings Ltd. (Utilities)†	7,825,200	37,162,299

JD.com Inc. - ADR (Retailing)*	487,400	10,552,210

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	14,363,000	20,308,920

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	5,247,000	27,697,593

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	34,494,505	23,089,195

Tencent Holdings Ltd. (Software & Services)†	4,747,400	114,067,811

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	3,681,611	3,193,931

Want Want China Holdings Ltd. (Food, Beverage & Tobacco)†	3,523,097	2,165,517

		512,818,683

Czech Republic - 1.1%

Komercni banka AS (Banks)†	890,400	35,002,431

	Shares	Value
COMMON STOCKS - 88.7% (continued)

Egypt - 0.3%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,812,675	$10,654,452

Hong Kong - 6.2%

AIA Group Ltd. (Insurance)†	13,604,615	84,547,303

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,986,569	22,233,555

Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)†	896,977	22,145,860

Sands China Ltd. (Consumer Services)†	16,222,138	62,141,615

		191,068,333

Hungary - 1.4%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,999,185	42,254,131

India - 10.0%

Ambuja Cements Ltd. (Materials)†	11,241,200	45,510,213

Axis Bank Ltd. (Banks)†	8,226,400	67,206,465

Bharti Airtel Ltd. (Telecommunication Services)†	8,356,300	45,304,737

Bharti Infratel Ltd. (Telecommunication Services)†	4,387,537	25,866,157

Dabur India Ltd. (Household & Personal Products)†	7,310,900	33,159,142

Housing Development Finance Corp., Ltd. (Banks)†	2,404,000	49,400,797

Maruti Suzuki India Ltd. (Automobiles & Components)†	604,800	42,919,793

		309,367,304

Indonesia - 3.0%

Astra International Tbk PT (Automobiles & Components)†	70,789,700	41,824,362

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	57,691,100	50,714,881

		92,539,243

Italy - 1.2%

Tenaris SA - ADR (Energy)	1,423,000	38,022,560

Kenya - 0.5%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	4,742,165	13,501,217

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 88.7% (continued)

Kenya - 0.5% (continued)

Safaricom Ltd. (Telecommunication Services)†	4,375,300	$820,965

		14,322,182

Mexico - 5.8%

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	374,588	3,630,607

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	216,000	19,332,000

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	278,800	42,854,348

Grupo Financiero Banorte SAB de CV, Series O (Banks)	10,568,200	57,879,917

Grupo Televisa SAB - Sponsored ADR (Media)	2,153,000	57,205,210

		180,902,082

Peru - 1.1%

Credicorp Ltd. (Banks)	220,700	35,384,831

Philippines - 0.7%

Universal Robina Corp. (Food, Beverage & Tobacco)†	4,811,000	20,432,397

Poland - 1.1%

Bank Pekao SA (Banks)†	1,069,400	33,771,949

Russia - 4.7%

Lukoil PJSC - Sponsored ADR (Energy)	1,327,500	57,690,495

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	10,250,400	89,105,344

		146,795,839

South Africa - 5.8%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	2,053,900	55,529,374

Discovery Ltd. (Insurance)†	3,487,400	31,368,545

Massmart Holdings Ltd. (Food & Staples Retailing)†	1,345,655	14,045,516

Naspers Ltd., Class N (Media)†	153,400	24,108,187

Sasol Ltd. (Energy)†	1,168,300	31,133,283

Standard Bank Group Ltd. (Banks)†	2,355,100	23,536,388

		179,721,293

	Shares	Value
COMMON STOCKS - 88.7% (continued)

South Korea - 8.3%

Amorepacific Corp. (Household & Personal Products)†	52,734	$18,243,176

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,024,132	49,599,428

LG Household & Health Care Ltd. (Household & Personal Products)†	47,200	42,485,992

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	211,800	145,351,118

		255,679,714

Taiwan - 9.7%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	4,915,289	38,432,356

Airtac International Group (Capital Goods)*†	1,915,400	14,353,027

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,310,306	14,615,027

Hiwin Technologies Corp. (Capital Goods)†	3,259,935	15,961,918

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	7,046,326	19,382,971

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	602,000	64,666,847

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	24,617,277	132,911,122

		300,323,268

Thailand - 1.7%

Siam Commercial Bank pcl, Reg S (Banks)†	11,885,470	54,086,908

Turkey - 0.9%

Arcelik AS (Consumer Durables & Apparel)†	2,555,000	17,455,814

Turkiye Garanti Bankasi AS (Banks)†	4,178,600	10,245,466

		27,701,280

Ukraine - 0.4%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	1,433,800	13,189,364

United Arab Emirates - 1.1%

DP World Ltd. (Transportation)†	1,317,600	22,396,590

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 88.7% (continued)

United Arab Emirates - 1.1% (continued)

Emaar Properties PJSC (Real Estate)†	6,880,935	$12,849,654

		35,246,244

United Kingdom - 2.8%

BGEO Group plc (Banks)†	1,031,809	37,261,295

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,835,800	37,920,545

Nostrum Oil & Gas plc (Energy)*†	3,202,786	12,715,062

		87,896,902
Total Common Stocks (Cost $2,558,055,622)		$2,747,797,061

PREFERRED STOCKS - 6.0%

Brazil - 4.1%

Banco Bradesco SA - ADR (Banks)*	4,957,550	43,130,685

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)	2,338,400	35,239,688

Itau Unibanco Holding SA - Sponsored ADR (Banks)	4,724,865	49,374,840

		127,745,213

Colombia - 1.0%

Bancolombia SA - Sponsored ADR (Banks)	880,700	30,084,712

South Korea - 0.9%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	47,244	26,637,702
Total Preferred Stocks (Cost $184,569,946)		$184,467,627

PARTICIPATION NOTES - 0.8%

Qatar - 0.8%

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/12/16 (Banks)^†	593,360	24,935,562

Saudi Arabia - 0.0%

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	19,127	539,593
Total Participation Notes (Cost $23,415,982)		$25,475,155

	Shares	Value
SHORT TERM INVESTMENTS - 3.9%

Northern Institutional Funds - Prime Obligations Portfolio, 0.41% (Money Market Fund)	119,227,784	$119,227,784
Total Short Term Investments (Cost $119,227,784)		$119,227,784

Total Investments — 99.4%
(Cost $2,885,269,334)		$3,076,967,627

Other Assets Less Liabilities - 0.6%		19,471,938
Net Assets — 100.0%		$3,096,439,565

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of July 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.3%

Banks	23.6

Capital Goods	1.0

Commercial & Professional Services	1.3

Consumer Durables & Apparel	1.9

Consumer Services	2.0

Diversified Financials	1.6

Energy	6.5

Food & Staples Retailing	1.6

Food, Beverage & Tobacco	4.8

Household & Personal Products	3.0

Insurance	3.8

Materials	1.5

Media	2.6

Money Market Fund	3.9

Pharmaceuticals, Biotechnology & Life Sciences	3.9

Real Estate	0.4

Retailing	2.0

Semiconductors & Semiconductor Equipment	5.0

Software & Services	5.6

Technology Hardware & Equipment	9.5

Telecommunication Services	4.4

Transportation	4.0

Utilities	1.2

Total Investments	99.4

Other Assets Less Liabilities	0.6
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 88.8%

Brazil - 3.3%

Ambev SA - ADR (Food, Beverage & Tobacco)	6,213,200	$35,912,296

BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (Diversified Financials)*	4,513,800	26,575,513

Cielo SA (Software & Services)	2,841,942	32,211,130

		94,698,939

Chile - 1.0%

Banco Santander Chile - ADR (Banks)	1,355,300	27,878,521

China - 16.6%

51job Inc. - ADR (Commercial & Professional Services)*	1,150,300	36,602,546

Baidu Inc. - Sponsored ADR (Software & Services)*	145,200	23,173,920

China Merchants Holdings International Co., Ltd. (Transportation)†	12,630,541	37,145,198

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	948,300	58,879,947

CNOOC Ltd. - Sponsored ADR (Energy)	486,260	58,540,841

Ctrip.com International Ltd. - ADR (Retailing)*	1,008,200	44,028,094

ENN Energy Holdings Ltd. (Utilities)†	7,366,700	34,984,858

JD.com Inc. - ADR (Retailing)*	451,000	9,764,150

Jiangsu Expressway Co., Ltd., Class H (Transportation)†	13,409,000	18,959,988

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	4,940,000	26,077,017

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	32,201,192	21,554,146

Tencent Holdings Ltd. (Software & Services)†	4,469,600	107,392,992

Tingyi Cayman Islands Holding Corp. (Food, Beverage & Tobacco)†	3,499,319	3,035,786

Want Want China Holdings Ltd. (Food, Beverage & Tobacco)†	3,300,877	2,028,927

		482,168,410

Czech Republic - 1.1%

Komercni banka AS (Banks)†	838,300	32,954,332

	Shares	Value
COMMON STOCKS - 88.8% (continued)

Egypt - 0.3%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,602,650	$9,858,875

Hong Kong - 6.2%

AIA Group Ltd. (Insurance)†	12,808,400	79,599,141

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,788,123	20,756,221

Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)†	837,421	20,675,456

Sands China Ltd. (Consumer Services)†	15,272,544	58,504,036

		179,534,854

Hungary - 1.4%

Richter Gedeon Nyrt. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,882,962	39,797,679

India - 10.0%

Ambuja Cements Ltd. (Materials)†	10,583,300	42,846,692

Axis Bank Ltd. (Banks)†	7,744,900	63,272,799

Bharti Airtel Ltd. (Telecommunication Services)†	7,867,200	42,653,019

Bharti Infratel Ltd. (Telecommunication Services)†	4,134,125	24,372,199

Dabur India Ltd. (Household & Personal Products)†	6,882,900	31,217,916

Housing Development Finance Corp., Ltd. (Banks)†	2,263,300	46,509,494

Maruti Suzuki India Ltd. (Automobiles & Components)†	569,400	40,407,623

		291,279,742

Indonesia - 3.0%

Astra International Tbk PT (Automobiles & Components)†	66,646,000	39,376,158

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	54,314,438	47,746,537

		87,122,695

Italy - 1.2%

Tenaris SA - ADR (Energy)	1,339,700	35,796,784

Kenya - 0.5%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	4,427,150	12,604,351

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 88.8% (continued)

Kenya - 0.5% (continued)

Safaricom Ltd. (Telecommunication Services)†	4,121,900	$773,418

		13,377,769

Mexico - 5.8%

El Puerto de Liverpool SAB de CV, Series C1 (Retailing)	365,174	3,539,364

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	201,600	18,043,200

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	262,500	40,348,875

Grupo Financiero Banorte SAB de CV, Series O (Banks)	9,949,640	54,492,188

Grupo Televisa SAB - Sponsored ADR (Media)	2,027,000	53,857,390

		170,281,017

Peru - 1.1%

Credicorp Ltd. (Banks)	207,800	33,316,574

Philippines - 0.7%

Universal Robina Corp. (Food, Beverage & Tobacco)†	4,491,400	19,075,051

Poland - 1.1%

Bank Pekao SA (Banks)†	1,006,800	31,795,024

Russia - 4.8%

Lukoil PJSC - Sponsored ADR (Energy)	1,249,793	54,313,504

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	9,687,000	84,207,783

		138,521,287

South Africa - 5.8%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,933,700	52,279,639

Discovery Ltd. (Insurance)†	3,283,200	29,531,802

Massmart Holdings Ltd. (Food & Staples Retailing)†	1,266,918	13,223,685

Naspers Ltd., Class N (Media)†	143,100	22,489,450

Sasol Ltd. (Energy)†	1,099,961	29,312,160

Standard Bank Group Ltd. (Banks)†	2,198,600	21,972,359

		168,809,095

	Shares	Value
COMMON STOCKS - 88.8% (continued)

South Korea - 8.3%

Amorepacific Corp. (Household & Personal Products)†	49,191	$17,017,485

Hankook Tire Co., Ltd. (Automobiles & Components)†	964,138	46,693,877

LG Household & Health Care Ltd. (Household & Personal Products)†	44,500	40,055,649

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	199,750	137,081,615

		240,848,626

Taiwan - 9.7%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	4,627,439	36,181,674

Airtac International Group (Capital Goods)*†	1,802,600	13,507,762

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	1,233,467	13,757,972

Hiwin Technologies Corp. (Capital Goods)†	3,068,292	15,023,559

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	6,633,792	18,248,176

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	567,000	60,907,147

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	23,175,637	125,127,564

		282,753,854

Thailand - 1.7%

Siam Commercial Bank pcl, Reg S (Banks)†	11,189,700	50,920,685

Turkey - 0.9%

Arcelik AS (Consumer Durables & Apparel)†	2,405,400	16,433,743

Turkiye Garanti Bankasi AS (Banks)†	4,161,600	10,203,785

		26,637,528

Ukraine - 0.4%

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	1,338,625	12,313,860

United Arab Emirates - 1.1%

DP World Ltd. (Transportation)†	1,230,100	20,909,263

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 88.8% (continued)

United Arab Emirates - 1.1% (continued)

Emaar Properties PJSC (Real Estate)†	6,393,278	$11,938,989

		32,848,252

United Kingdom - 2.8%

BGEO Group plc (Banks)†	959,654	34,655,591

Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,727,600	35,685,550

Nostrum Oil & Gas plc (Energy)*†	2,997,200	11,898,886

		82,240,027
Total Common Stocks (Cost $2,197,227,260)		$2,584,829,480

PREFERRED STOCKS - 6.0%

Brazil - 4.1%

Banco Bradesco SA - ADR (Banks)*	4,667,346	40,605,910

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)	2,201,600	33,178,112

Itau Unibanco Holding SA - Sponsored ADR (Banks)	4,448,300	46,484,735

		120,268,757

Colombia - 1.0%

Bancolombia SA - Sponsored ADR (Banks)	817,100	27,912,136

South Korea - 0.9%

Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	44,082	24,854,864

Total Preferred Stocks (Cost $159,470,911)		$173,035,757

PARTICIPATION NOTES - 0.8%

Qatar - 0.8%

Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/12/16 (Banks)^†	550,451	23,132,339

	Shares	Value
PARTICIPATION NOTES - 0.8% (continued)

Saudi Arabia - 0.0%

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	17,468	$492,791

Total Participation Notes (Cost $21,176,639)		$23,625,130

SHORT TERM INVESTMENTS - 4.8%

Northern Institutional Funds - Prime Obligations Portfolio, 0.41% (Money Market Fund)	140,364,753	140,364,753

Total Short Term Investments (Cost $140,364,753)		$140,364,753

Total Investments — 100.4%
(Cost $2,518,239,563)		$2,921,855,120

Liabilities Less Other Assets - (0.4)%		(12,455,516)
Net Assets — 100.0%		$2,909,399,604

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of July 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	4.4%

Banks	23.6

Capital Goods	1.0

Commercial & Professional Services	1.3

Consumer Durables & Apparel	1.9

Consumer Services	2.0

Diversified Financials	1.6

Energy	6.5

Food & Staples Retailing	1.6

Food, Beverage & Tobacco	4.8

Household & Personal Products	3.0

Insurance	3.8

Materials	1.5

Media	2.6

Money Market Fund	4.8

Pharmaceuticals, Biotechnology & Life Sciences	3.9

Real Estate	0.4

Retailing	2.0

Semiconductors & Semiconductor Equipment	5.0

Software & Services	5.6

Technology Hardware & Equipment	9.5

Telecommunication Services	4.4

Transportation	4.0

Utilities	1.2

Total Investments	100.4

Liabilities Less Other Assets	(0.4)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)

	Shares	Value
COMMON STOCKS - 93.1%

Argentina - 3.1%

Banco Macro SA - ADR (Banks)	96,000	$7,212,480

Grupo Financiero Galicia SA - ADR (Banks)	112,600	3,341,968

		10,554,448

Bangladesh - 8.5%

BRAC Bank Ltd. (Banks)†	3,887,500	3,046,041

GrameenPhone Ltd. (Telecommunication Services)†	1,252,400	4,487,063

Olympic Industries Ltd. (Food, Beverage & Tobacco)†	2,483,537	10,564,416

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,325,530	11,336,119

		29,433,639

Colombia - 6.7%

Cementos Argos SA - Sponsored ADR (Materials)#†	472,900	8,888,061

Cemex Latam Holdings SA (Materials)*	1,787,700	7,220,678

Ecopetrol SA - Sponsored ADR (Energy)*	561,200	4,798,260

Grupo Nutresa SA (Food, Beverage & Tobacco)	261,900	2,151,504

		23,058,503

Croatia - 0.5%

Ericsson Nikola Tesla (Technology Hardware & Equipment)†	12,450	1,876,344

Egypt - 2.5%

Commercial International Bank Egypt SAE (Banks)†	1,422,500	7,617,154

Oriental Weavers (Consumer Durables & Apparel)	1,850,000	1,058,339

		8,675,493

Estonia - 1.8%

Olympic Entertainment Group AS (Consumer Services)†	1,720,300	3,638,213

Tallink Grupp AS (Transportation)†	2,280,000	2,433,592

		6,071,805

Kazakhstan - 1.4%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	1,005,500	4,823,914

	Shares	Value
COMMON STOCKS - 93.1% (continued)

Kenya - 10.3%

East African Breweries Ltd. (Food, Beverage & Tobacco)†	3,124,200	$8,894,777

Equity Group Holdings Ltd. (Banks)†	28,009,300	10,498,744

KCB Group Ltd. (Banks)†	3,532,900	1,115,351

Safaricom Ltd. (Telecommunication Services)†	80,702,000	15,142,625

		35,651,497

Kuwait - 1.3%

Kuwait Projects Co. Holding KSCP (Diversified Financials)†	2,489,100	4,441,429

Lebanon - 0.3%

Bank Audi SAL - GDR, Reg S (Banks)	155,000	945,500

Morocco - 1.9%

Attijariwafa Bank (Banks)†	105,000	3,722,208

Maroc Telecom (Telecommunication Services)†	212,300	2,768,407

		6,490,615

Nigeria - 2.9%

Access Bank plc (Banks)†	22,973,400	403,102

Dangote Cement plc (Materials)†	3,102,300	1,754,871

Guaranty Trust Bank plc (Banks)†	40,163,300	3,034,278

Lafarge Africa plc (Materials)†	1,100,000	193,691

Nigerian Breweries plc (Food, Beverage & Tobacco)†	3,407,700	1,476,849

Zenith Bank plc (Banks)†	59,305,692	3,151,146

		10,013,937

Pakistan - 8.4%

Engro Corp., Ltd. (Materials)†	1,511,692	4,827,037

Engro Fertilizers Ltd. (Materials)†	5,735,499	3,754,710

Lucky Cement Ltd. (Materials)†	641,400	4,531,865

MCB Bank Ltd. (Banks)†	3,445,500	7,255,566

Oil & Gas Development Co., Ltd. (Energy)†	1,393,600	1,810,791

Pakistan Petroleum Ltd. (Energy)†	1,727,997	2,612,419

United Bank Ltd. (Banks)†	2,341,300	4,144,832

		28,937,220

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
COMMON STOCKS - 93.1% (continued)

Peru - 5.9%

Alicorp SAA (Food, Beverage & Tobacco)†	4,099,900	$9,192,439

Credicorp Ltd. (Banks)	62,100	9,956,493

Ferreycorp SAA (Capital Goods)†	2,773,700	1,346,395

		20,495,327

Philippines - 13.7%

Bank of the Philippine Islands (Banks)†	4,269,792	8,701,157

BDO Unibank Inc. (Banks)†	1,508,400	3,626,439

International Container Terminal Services Inc. (Transportation)†	2,466,020	3,354,365

Jollibee Foods Corp. (Consumer Services)†	2,307,100	12,491,839

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	4,144,700	7,570,790

Universal Robina Corp. (Food, Beverage & Tobacco)†	2,669,500	11,337,411

		47,082,001

Qatar - 1.2%

Qatar Electricity & Water Co. QSC (Utilities)†	42,800	2,636,382

Qatar National Bank SAQ (Banks)†	39,500	1,659,961

		4,296,343

Romania - 3.4%

Banca Transilvania SA (Banks)†	20,370,347	11,656,556

Senegal - 1.0%

Sonatel (Telecommunication Services)	85,000	3,303,813

Slovenia - 0.8%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	39,524	2,627,341

Sri Lanka - 1.3%

Commercial Bank of Ceylon plc (Banks)†	3,502,227	3,123,520

John Keells Holdings plc (Capital Goods)†	1,257,142	1,213,738

		4,337,258

Tanzania - 1.9%

Tanzania Breweries Ltd. (Food, Beverage & Tobacco)	1,049,100	6,595,850

	Shares	Value
COMMON STOCKS - 93.1% (continued)

Thailand - 1.0%

Home Product Center pcl, Reg S (Retailing)†	5,793,494	$1,679,997

Siam Commercial Bank pcl, Reg S (Banks)†	354,600	1,613,669

		3,293,666

Turkey - 0.4%

Turkiye Garanti Bankasi AS (Banks)†	600,000	1,471,134

Ukraine - 1.7%

Kernel Holding SA (Food, Beverage & Tobacco)†	244,800	3,882,119

MHP SA - GDR, Reg S (Food, Beverage & Tobacco)†	202,039	1,858,534

		5,740,653

United Arab Emirates - 3.8%

Agthia Group PJSC (Food, Beverage & Tobacco)†	3,599,500	7,598,192

DP World Ltd. (Transportation)†	47,500	807,406

Emaar Properties PJSC (Real Estate)†	2,546,900	4,756,153

		13,161,751

United Kingdom - 1.3%

BGEO Group plc (Banks)†	32,500	1,173,659

Nostrum Oil & Gas plc (Energy)*†	864,800	3,433,257

		4,606,916

United States - 1.4%

PriceSmart Inc. (Food & Staples Retailing)	62,600	4,875,288

Vietnam - 4.7%

Hoa Phat Group JSC (Materials)*†	5,500,000	10,981,668

PetroVietnam Drilling & Well Services JSC (Energy)†	4,570,303	5,376,700

		16,358,368
Total Common Stocks (Cost $299,999,506)		$320,876,609

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

	Shares	Value
PREFERRED STOCKS - 1.6%

Colombia - 1.6%

Bancolombia SA - Sponsored ADR (Banks)	159,300	$5,441,688

Total Preferred Stocks (Cost $6,444,189)		$5,441,688

PARTICIPATION NOTES - 5.7%

Kuwait - 1.7%

Mabanee Co., SAK, Issued by Deutsche Bank AG, Maturity Date 8/5/19 (Real Estate)^†	630,000	1,625,984

National Bank of Kuwait, Issued by Deutsche Bank AG, Maturity Date 3/28/18 (Banks)^†	2,123,500	4,282,225

		5,908,209

Saudi Arabia - 4.0%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 12/5/19 (Banks)^†	167,400	2,527,302

Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity Date 1/14/19 (Consumer Services)^†	131,500	2,381,888

Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 1/22/18 (Retailing)^†	197,320	5,566,610

Saudi British Bank, Issued by JP Morgan Structured Products, Maturity Date 12/2/19 (Banks)^†	628,600	3,159,510

		13,635,310
Total Participation Notes (Cost $30,903,039)		$19,543,519

	Shares	Value
SHORT TERM INVESTMENTS - 0.7%

Northern Institutional Funds - Prime Obligations Portfolio, 0.41% (Money Market Fund)	2,362,664	$2,362,664

Total Short Term Investments (Cost $2,362,664)		$2,362,664

Total Investments — 101.1%
(Cost $339,709,398)		$348,224,480

Liabilities Less Other Assets - (1.1)%		(3,634,175)
Net Assets — 100.0%		$344,590,305

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 5.7% of net assets as of July 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2016 (unaudited)  (continued)

Industry	Percentage of Net Assets

Banks	34.5%

Capital Goods	0.7

Consumer Durables & Apparel	0.3

Consumer Services	5.4

Diversified Financials	1.3

Energy	5.2

Food & Staples Retailing	3.6

Food, Beverage & Tobacco	18.4

Materials	12.2

Money Market Fund	0.7

Pharmaceuticals, Biotechnology & Life

Sciences	4.1

Real Estate	1.9

Retailing	2.1

Technology Hardware & Equipment	0.5

Telecommunication Services	7.5

Transportation	1.9

Utilities	0.8

Total Investments	101.1

Liabilities Less Other Assets	(1.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2016 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has seven separate diversified Portfolios, all of which were active as of July 31, 2016 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Equity Research Portfolio (“International Equity Research”)	Institutional Class: December 17, 2015 Investor Class: December 17, 2015	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	Class I: October 17, 2005 Class II: March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class: May 27, 2008 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

* International Equity is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996 is historical information for the predecessor portfolio.

Effective as of the close of business on June 30, 2016, all share classes of the Institutional Emerging Markets and Emerging Markets Portfolios will generally be closed to new investors. Investors who were shareholders, of record or through an intermediary, of the Institutional Emerging Markets or Emerging Markets Portfolios as of June 30, 2016 may continue to make additional purchases and reinvestments of distributions into their accounts. In addition, investors may continue to purchase shares through accounts held with financial intermediaries and managed using model portfolios and in retirement or employee benefit plans that, as of June 30, 2016, had arrangements in place in respect of the Institutional Emerging Markets or Emerging Markets Portfolios. Other investors generally may not purchase shares of the Institutional Emerging Markets or Emerging Markets Portfolios. If you are purchasing shares of the Institutional Emerging Markets or Emerging Markets Portfolios through a financial intermediary, please consult with an appropriate representative to confirm your eligibility to invest in the Portfolio after June 30, 2016.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2016 (unaudited)

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2016 (unaudited)

2. Summary of Significant Accounting Policies (continued)

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

At July 31, 2016, the Portfolio below had transfers from Level 1 to Level 2, based on levels assigned to the securities on October 31, 2015, due to the use of closing prices from a local exchange as inputs to the valuations of shares from the same issuer, trading on a foreign exchange and due to the use of an adjustment factor greater or less than 1 as inputs to the valuations.

Frontier
Emerging Markets
Common Stock
Banks	$7,617,154
Capital Goods	1,346,395
Food, Beverage & Tobacco	9,192,439

Total	$18,155,988

At July 31, 2016, the Portfolios below had transfers from Level 2 to Level 1, based on levels assigned to the securities on October 31, 2015, due to the use of an adjustment factor of 1 as inputs to the valuations.

	Global Equity	International Equity
Common Stock
Materials	$8,990,260	$138,637,694

Total	$8,990,260	$138,637,694

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2016 (unaudited)

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of July 31, 2016. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity
Common Stocks	$528,591,181	$297,510,543	$—	$826,101,724
Preferred Stocks	18,630,084	—	—	18,630,084
Short-Term Investments	18,482,811	—	—	18,482,811

Total Investments	$565,704,076	$297,510,543	$—	$863,214,619

International Equity
Common Stocks	$1,390,573,295	$4,410,329,869	$—	$5,800,903,164
Preferred Stocks	118,143,254	126,292,778	—	244,436,032
Short-Term Investments	126,283,855	—	—	126,283,855

Total Investments	$1,635,000,404	$4,536,622,647	$—	$6,171,623,051

International Equity Research
Common Stocks	$1,093,418	$5,394,701	$—	$6,488,119
Preferred Stocks	117,267	127,123	—	244,390
Short-Term Investments	171,817	—	—	171,817

Total Investments	$1,382,502	$5,521,824	$—	$6,904,326

International Small Companies
Common Stocks	$5,621,214	$79,386,485	$—	$85,007,699
Participation Notes	—	5,292,883	—	5,292,883
Short-Term Investments	4,433,634	—	—	4,433,634

Total Investments	$10,054,848	$84,679,368	$—	$94,734,216

Institutional Emerging Markets
Common Stocks	$688,363,766	$2,059,433,295	$—	$2,747,797,061
Preferred Stocks	157,829,925	26,637,702	—	184,467,627
Participation Notes	—	25,475,155	—	25,475,155
Short-Term Investments	119,227,784	—	—	119,227,784

Total Investments	$965,421,475	$2,111,546,152	$—	$3,076,967,627

Emerging Markets
Common Stocks	$647,274,837	$1,937,554,643	$—	$2,584,829,480
Preferred Stocks	148,180,893	24,854,864	—	173,035,757
Participation Notes	—	23,625,130	—	23,625,130
Short-Term Investments	140,364,753	—	—	140,364,753

Total Investments	$935,820,483	$1,986,034,637	$—	$2,921,855,120

Frontier Emerging Markets
Common Stocks	$51,460,173	$269,416,436	$—	$320,876,609
Preferred Stocks	5,441,688	—	—	5,441,688
Participation Notes	—	19,543,519	—	19,543,519
Short-Term Investments	2,362,664	—	—	2,362,664

Total Investments	$59,264,525	$288,959,955	$—	$348,224,480

As of July 31, 2016, there were no Level 3 investments held within the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2016 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Securities

For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the Net realized gain (loss) from investments and Change in unrealized appreciation (depreciation) from investments on the Statements of Operations.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at July 31, 2016, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$222,876,524	$(29,840,259)	$193,036,265	$670,178,354
International Equity	1,267,671,509	(246,357,715)	1,021,313,794	5,150,309,257
International Equity Research	691,902	(198,072)	493,830	6,410,496
International Small Companies	18,677,078	(6,599,013)	12,078,065	82,656,151
Institutional Emerging Markets	331,319,692	(169,911,424)	161,408,268	2,915,559,359
Emerging Markets	528,049,396	(157,875,200)	370,174,196	2,551,680,924
Frontier Emerging Markets	59,339,181	(55,252,307)	4,086,874	344,137,606

4. Foreign Exchange Contracts

The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semi-annual basis, such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “net realized gain (loss) on foreign currency transactions” and “change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts on July 31, 2016.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2016 (unaudited)

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At July 31, 2016, the Portfolio’s investment in the Banking industry amounted to 34.30% of its total assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	September 29, 2016

By:	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	September 29, 2016